Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Statement Of Financial Position [Abstract]
Accounts receivable, allowance for doubtful accounts	$ 5,775	$ 31,844
Containers, accumulated depreciation	1,172,355	990,784	[1]
Fixed assets, accumulated depreciation	10,788	10,136
Intangible assets, accumulated amortization	44,279	40,762
Debt, net of unamortized deferred financing costs current	3,989	6,137
Debt, net of unamortized deferred financing costs non current	$ 20,045	$ 10,267
Common shares, par value	$ 0.01	$ 0.01
Common shares, Authorized	140,000,000	140,000,000
Common shares, issued	57,727,220	57,417,119
Common shares, outstanding	57,097,220	56,787,119
Treasury shares, at cost, shares	630,000	630,000

[1]	Amount as of December 31, 2016 has been restated for immaterial corrections of identified errors related to the calculation of gain on sale of containers, net (see Note 2 “Immaterial Correction of Errors in Prior Periods”).